General information (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of changes to financial statements from acquisitions
The effect of adjusting the Company’s financial statements to account for this common control transactions relating to the acquisitions of the T-15, T-16, West Leo and West Sirius impacted the following line items as follows:

US$'millions	December 31, 2012
	T-15	T-16	West Sirius	West Leo	Total
Current assets
Cash and cash equivalents	0.1	0.1	0.1	1.5	1.8
Accounts receivables, net	—	—	32.7	24.6	57.3
Other current assets	0.1	—	2.9	1.2	4.2
Total current assets	0.2	0.1	35.7	27.3	63.3
Non-current assets
Newbuildings	112.0	49.8	—	—	161.8
Drilling units	—	—	484.4	654.5	1,138.9
Other non-current assets	1.2	—	0.9	0.7	2.8
Total non-current assets	113.2	49.8	485.3	655.2	1,303.5
Total assets	113.4	49.9	521.0	682.5	1,366.8
Current liabilities
Current portion of long-term related party payable	10.1	—	51.8	51.6	113.5
Trade accounts payable and accruals	4.2	2.4	2.2	7.8	16.6
Deferred mobilization revenue – short-term	—	—	5.2	4.7	9.9
Other current liabilities	—	—	1.6	2.8	4.4
Total current liabilities	14.3	2.4	60.8	66.9	144.4
Non-current liabilities
Long-term related party payable	90.4	—	207.3	472.6	770.3
Deferred mobilization revenue – long-term	—	—	2.6	—	2.6
Total non-current liabilities	90.4	—	209.9	472.6	772.9
Total equity	8.7	47.5	250.3	143.0	449.5
Total liabilities and equity	113.4	49.9	521.0	682.5	1,366.8

Net Income Attributable to ACquired Companies Prior to Acquisition [Table Text Block]
The net income attributable to the dropdown companies prior to the acquisition by the Company has been allocated between Members' Capital and non-controlling interests on the basis of the capital structure of the Company as at December 31, 2013. Amounts attributable to Members' Capital have been allocated to the Seadrill member interest. The Seadrill Member interest, and its rights to the Incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited.